13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
u3#edsoy

12/31/2010

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 11, 2011

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		9

Form 13F Information Table Value Total:	$ 87,828  (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
GENOMIC HEALTH INC             COM        37244C-10-1  818          38,243              SOLE                SOLE
GOLDMAN SACHS GROUP INC.       COM        38141G-10-4  975          5,956               SOLE                SOLE
ISHARES TR INDEX MSCI EAFE     IDX        464287-46-5  6,172        106,000             SOLE                SOLE
ISHARES TR INDEX MSCI EMERG    MKT        464287-23-4  30,868       647,916             SOLE                SOLE
ISHARES TR S&P 100             IDX FD     464287-10-1  7,197        127,000             SOLE                SOLE
SAVVIS INC                     COM        805423-30-8  523          20,475              SOLE                SOLE
SPDR S&P 500 ETF TR            UNIT SER 1 78462F-10-3  34,841       277,000             SOLE                SOLE
THERAVANCE INC                 COM        88338T-10-4  5,778        230,465             SOLE                SOLE
WOLVERINE WORLD WIDE INC       COM        978097-10-3  657          20,614              SOLE                SOLE






TOTAL                                                   87,828      1,473,669